Taxation (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxation [Line Items]
Corporate profit percentage	8.25%	8.25%
Profit tax rate percentage	25.00%	25.00%	25.00%	25.00%
Preferential tax rate				(0.10%)
Profit tax rate percentage	21.00%	21.00%
Operating loss carryforward			$ 5.9
Deferred tax valuation allowance	$ 90.0		48.4	$ 18.6
Hong Kong [Member]
Taxation [Line Items]
Profit tax		$ 2
Profit tax rate percentage	16.50%	16.50%
Profits amount exceeding		$ 2
Preferential tax rate	16.50%	16.50%
US [Member]
Taxation [Line Items]
Operating loss carryforward			$ 8.9	$ 3.1